Deferred Tax Asset and Income Tax (Expense)/Benefit	6 Months Ended
Jun. 30, 2026
Deferred Tax Asset and Income Tax (Expense)/Benefit [Abstract]
DEFERRED TAX ASSET AND INCOME TAX (EXPENSE)/BENEFIT
9	DEFERRED TAX ASSET AND INCOME TAX (EXPENSE)/BENEFIT

	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Income tax expense
Tax expense recognized in profit or loss
Current income tax
Current financial year	610,581	315,266	77,319
Prior financial year	73,304	—	—

Deferred taxation
Current financial year	(932,747)	—	—
Prior financial year	397,530	—	—
Total income tax expense recognized in profit or loss	148,668	315,266	77,319

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law.

Malaysia

Founder Energy Sdn. Bhd., Founder Assets Sdn. Bhd. and Founder Solar Solution Sdn. Bhd. are subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is calculated at 24% of the estimated assessable profits for the financial year.

The unutilized tax losses can be carried forward for a maximum period of ten consecutive years to offset future taxable income.

Singapore

Founder Energy (Singapore) Pte Ltd is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The standard corporate income tax rate in Singapore is 17%.

Thailand

Founder Assets (Thailand) Company Limited is subject to Thailand Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Thailand tax laws. The standard corporate income tax rate in Thailand is 20%.

Utah

Founder Capital, LLC has not elected to be treated as a corporation for U.S. federal income tax purposes and is therefore classified as a disregarded entity. Accordingly, its income and expenses are generally treated as those of its sole foreign parent, Founder Group Limited, for U.S. federal income tax purposes.

Management has assessed the potential U.S. and Utah income tax implications arising from the activities of Founder Capital, LLC, including whether the Group has established a U.S. trade or business, generated effectively connected income or established a taxable presence in Utah. Based on management’s assessment of the relevant facts and circumstances and applicable tax regulations, management has concluded that activities of Founder Capital, LLC are limited to facilitating the Group’s private placement, that the Group does not have a U.S. trade or business or income effectively connected with one, and that no U.S. federal or Utah income tax liability arises for the period.

Management will continue to monitor the Group’s U.S. activities and reassess its tax position if there are changes in the relevant facts, circumstances or applicable tax regulations.

The numerical reconciliations between the tax expense and the product of accounting loss multiplied by the applicable tax rates of the Group are as follows:

	For the six months ended
	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Net (loss)/profit before taxes	(1,780,930)	1,107,051	271,503

Tax at the Malaysian statutory income tax rate of 24%	(427,423)	265,693	65,161

Tax effects in respect of:
Different tax rates in other countries	554,889	140,680	34,502
Deferred tax not recognized on previously unrecognized origination and reversal of temporary differences	(740,027)	71,108	17,439
Adjustment in respect of current income tax of prior years	73,304	—	—
Adjustment in respect of deferred tax of prior years	397,530	—	—
Non-deductible expenses	410,137	—	—
Non-taxable income	(119,742)	(162,215)	(39,783)
Tax expense	148,668	315,266	77,319

The deferred tax assets are made up of the following:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	74,000	175,810	43,117
Recognised in profit or loss	101,810	—	—
At end of year/period	175,810	175,810	43,117

Presented after appropriate offsetting as follows:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Deferred tax asset	175,810	175,810	43,117

The deferred tax asset as at the end of the reporting period are made up of the temporary differences arising from:

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Deferred tax asset
Unabsorbed capital allowance	5,112,349	5,112,349	1,253,795

Deferred tax liability
Plant and equipment	(4,379,810)	(4,379,810)	(1,074,141)
Presented after appropriate offsetting	732,539	732,539	179,654

At 24%	175,810	175,810	43,117